Prepayments and Other Non-Current Assets (Details) $ in Thousands, ¥ in Millions	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	May 18, 2023 USD ($)
Prepayments and Other Non-Current Assets [Abstract]
Deposit payment	$ 3,460	¥ 25
Deposit			$ 4,480